Manufacturing in collaboration with JAC	12 Months Ended
Dec. 31, 2019
Manufacturing in collaboration with JAC
Manufacturing in collaboration with JAC

17. Manufacturing in collaboration with JAC

In May 2016 and April 2019, the Group entered into an arrangement with JAC for the manufacture of the ES8 and the ES6 for five years. Pursuant to the arrangement, JAC built up a new manufacturing plant (“Hefei Manufacturing Plant”) and is responsible for the equipment used on the product line while NIO is responsible for the tooling. For each vehicle produced the Group pays processing fee to JAC on a per-vehicle basis monthly for the first three years on the basis that NIO provides all the raw materials to JAC. In addition, for the first 36 months after agreed time of start of production, which was April 2018, the Group should compensate JAC operating losses incurred in Hefei Manufacturing Plant. For the years ended December 31, 2017, 2018 and 2019, JAC charged the Group nil, RMB126,425 and RMB206,736, respectively, based on the actual losses incurred in Hefei Manufacturing Plant during the same periods, which was recorded in cost of sales.